Summary of Significant Accounting Policy - Additional Information (Detail) $ / shares in Units, ¥ in Millions		1 Months Ended				3 Months Ended		12 Months Ended
	Oct. 01, 2018 $ / shares shares	Mar. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)	Jan. 31, 2018 USD ($)	Jan. 31, 2018 CNY (¥)	Mar. 31, 2019 USD ($) shares	Mar. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($) Segment $ / shares shares	Dec. 31, 2017 USD ($) shares	Mar. 31, 2019 CNY (¥) shares	Jan. 01, 2019 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Number of operating segments | Segment								2
Number of reporting segment | Segment								1
Transfers between Levels 1, 2 and 3			$ 0					$ 0	$ 0
Available for sale securities			$ 0					0					$ 0
Marketable securities other-than-temporary impairment									0
Aggregate fair value of available for sale securities held for less than twelve months									900,000
Sale of available for sale securities								$ 0
Percentage of reduction in stock price			73.00%					73.00%
Asset Impairment Charges						$ 750,000		$ 4,270,000
Remaining performance obligations			$ 10,000,000					10,000,000
Accrued expenses		$ 1,125,000	1,125,000			1,125,000		1,125,000	$ 3,040,000
Gain on extinguishment of liability								$ 1,540,000
Stock options granted | shares								4,311,090
Stock options reduced exercise price | $ / shares	$ 0.568
Stock options exercise price, lower range | $ / shares								$ 0.75628
Stock options exercise price, upper range | $ / shares								$ 9.97
Maximum percentage of recognition of tax benefits from uncertain tax positions								50.00%
Right-of-use assets		6,426,000				6,426,000
Lease liability		8,036,000				8,036,000
Restricted cash		137,000	100,000			137,000		$ 100,000				$ 137,000
Deferred license agreement cost		$ 800,000				800,000
Cost incurred related to license agreement						900,000
Deductions for aggregate write-downs						$ 0
Scenario, Forecast [Member] | 2016 Private Placement [Member]
Summary Of Significant Accounting Policies [Line Items]
Warrants issued | shares		508,714				508,714				508,714
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Weighted average of maturity portfolio									1 month
Maximum [Member] | ASU 2016-02 [Member] | Subsequent Event [Member]
Summary Of Significant Accounting Policies [Line Items]
Right-of-use assets											$ 10,000,000
Lease liability											10,000,000
Minimum [Member] | ASU 2016-02 [Member] | Subsequent Event [Member]
Summary Of Significant Accounting Policies [Line Items]
Right-of-use assets											8,000,000
Lease liability											$ 8,000,000
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member]
Summary Of Significant Accounting Policies [Line Items]
Assets, fair value disclosure, recurring			0					0	$ 0
Liabilities, fair value disclosure, recurring			0					0	$ 0
Quoted Prices in Active Markets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member]
Summary Of Significant Accounting Policies [Line Items]
Assets, fair value disclosure, recurring			0					0
Liabilities, fair value disclosure, recurring			0					0
Intrexon [Member]
Summary Of Significant Accounting Policies [Line Items]
Aggregate agreement terimation amount			1,500,000
Payment of termination amount			375,000
Termination amount payable subject to certain condition			1,125,000
Accrued expenses			1,125,000					$ 1,125,000
Gain on extinguishment of liability			1,500,000
Performance-based Awards [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of shares issued | shares								0	0
Stock Option Repricing [Member]
Summary Of Significant Accounting Policies [Line Items]
Stock options reduced exercise price | $ / shares	$ 0.568
Stock Option Repricing [Member] | 2013 Equity Incentive Plan and 2012 Equity Incentive Plan [Member]
Summary Of Significant Accounting Policies [Line Items]
Stock options granted | shares	3,807,779
MEDINET Co Ltd [Member]
Summary Of Significant Accounting Policies [Line Items]
Non-refundable upfront cash payment under license agreement				$ 10,000,000
Royalties at percentage rates ranging								Low single digits to low double digits
Development milestone payments					¥ 330.0			$ 3,000,000
Regulatory payments		$ 1,000,000		1,000,000	720.0	$ 7,400,000	¥ 720.0	6,500,000
Commercial Milestones Payment					¥ 7,100.0	64,100,000	¥ 7,300.0	64,300,000
Non-refundable upfront amount				10,000,000
Upfront transaction price				$ 10,000,000
Upfront transaction price recognized period				2 years	2 years
Upfront transaction price noncurrent				$ 10,000,000
Remaining performance obligations		10,000,000	$ 0			10,000,000		$ 0	$ 0
Deferred revenue						10,000,000
Development milestone payments		$ 2,900,000				$ 2,900,000				¥ 330.0